Assets and liabilities held for sale	6 Months Ended
Mar. 31, 2022
Assets and liabilities held for sale
Assets and liabilities held for sale

Note 17. Assets and liabilities held for sale

The businesses classified as held for sale during First Half 2022 do not constitute a major line of business, and therefore have not been classified as discontinued operations.

Businesses held for sale as at 31 March 2022

Westpac Australian Life Insurance business

On 9 August 2021, the Group announced that it would sell Westpac Life Insurance Services Limited to TAL Dai-ichi Life Australia Pty Limited (TAL) and enter into an exclusive 20-year strategic alliance for the provision of life insurance products to Westpac’s Australian customers. This entity is currently included in the Group’s Specialist Businesses segment.

The sale price is $900 million and is estimated to result in a pre-tax loss on sale of $1.3 billion. For the year ended 30 September 2021, a loss of $224 million was recognised in operating expenses reflecting expected separation and transaction costs. The remaining loss will be recognised on completion of the sale. The transaction also includes ongoing payments to Westpac in accordance with the distribution agreement.

Westpac will retain responsibility for certain pre-completion matters and provide protection to TAL through a combination of provisions, warranties and indemnities.

Required regulatory approvals have been obtained, and the transaction remains on track to complete in the second half of the 2022 calendar year.

Transactions completed during First Half 2022

Westpac Motor Vehicle Dealer Finance and Novated Leasing business

On 28 June 2021, the Group announced that it would sell its motor vehicle dealer finance and novated leasing business to Angle Auto Finance Pty Ltd, L.P. As part of the sale, Westpac would transfer:

●	Auto dealer and introducer agreements together with wholesale dealer loans of approximately $1 billion;
●	Strategic alliance agreements with vehicle manufacturers; and
●	Novated lease origination capability and related agreements.

Completion of the transaction occurred over several stages in First Half 2022, with wholesale dealer loans of approximately $1 billion transferred on 20 December 2021, and final completion occurring on 24 March 2022. A pre-tax gain on sale of $170 million was recognised during the period in non-interest income.

Westpac has retained auto loans of around $9 billion. The loans will run down over the life of those loans. Westpac has also ceased new retail auto loan originations from these three channels with customers still able to use the Group’s Consumer and Business lending products to help buy motor vehicles.

The business was included in Specialist Businesses.

Westpac New Zealand Life Insurance business

On 6 July 2021, the Group announced that it had entered into an agreement to sell Westpac Life-NZ-Limited to Fidelity Life Assurance Company Limited and enter into an exclusive 15-year agreement for the distribution of life insurance products to Westpac's New Zealand customers.

The sale was completed on 28 February 2022 for NZ$417 million resulting in a pre-tax gain on sale of A$119 million recognised in non-interest income. Ongoing payments to Westpac will be received in accordance with the distribution agreement.

This entity was included in Westpac New Zealand.

Note 17. Assets and liabilities held for sale (continued)

Balance sheet presentation

Details of the assets and liabilities that have been presented as held for sale are as follows:

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2022	2021	2021
Assets held for sale
Cash and balances with central banks	8	7	792
Trading securities and financial assets measured at FVIS	—	—	282
Derivative financial instruments	—	—	7
Investment securities	—	—	550
Loans	—	1,015	1,819
Other financial assets	18	19	423
Life insurance assets	2,479	2,972	—
Property and equipment	—	—	23
Deferred tax assets	43	8	25
Intangible assets	—	—	243
Other assets	152	167	195
Total assets held for sale	2,700	4,188	4,359
Liabilities held for sale
Deposits and other borrowings	—	—	2,088
Other financial liabilities	17	28	120
Derivative financial instruments	—	—	6
Current tax liabilities	—	14	1
Life insurance liabilities	414	447	—
Provisions	65	35	20
Deferred tax liabilities	3	44	—
Other liabilities	185	269	814
Total liabilities held for sale	684	837	3,049